Exhibit 99.14

Loan ID	Customer Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
xxxxxxxx	0004	Oceanview Acquisitions Flow	Loan Type	the1003Page	Conventional	Other	The loan type per the documents in conventional, tape reflects other.